Equipment Loans - Summary of Equipment loans (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total	$ 944,432
Asset Pledged as Collateral
Debt Instrument [Line Items]
Total	1,839	$ 1,187
Less: current portion	(510)	(314)
Total equipment loans, net of current portion	$ 1,329	873
Notes payable bearing interest at 17.2%: due July 2022, secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	17.20%
Total	$ 20	51
Notes payable bearing interest at 8.8%; due May 2023, secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	8.80%
Total	$ 35	58
Notes payable bearing interest at 12.5%, 12.8%, and 11.0%; all due June 2023, all secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Total	$ 52	82
Note Payable Bearing Interest At 12.5% Due June 2023 | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	12.50%
Note Payable Bearing Interest At 12.8% Due June 2023 | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	12.80%
Note Payable Bearing Interest At 11.0% Due June 2023 | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	11.00%
Notes payable bearing interest at 7.2%; due April 2025, secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	7.20%
Total	$ 73	92
Notes payable bearing interest at 4.2%; due December 2024, secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	4.20%
Total	$ 693	904
Notes payable bearing interest at 3.4%; due September 2026, secured by certain property and equipment | Asset Pledged as Collateral
Debt Instrument [Line Items]
Interest rate	3.40%
Total	$ 966	$ 0